Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information
Entity Registrant Name	Americas Gold & Silver Corp
Entity Central Index Key	0001286973
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Current reporting status	Yes
Entity Emerging Growth Company	true
Entity Transition Period	false
Entity Common Stock, Shares Outstanding	117,975,579
Entity Interactive Data Current	Yes